Cash Flow Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Interest paid, net of amount capitalized	$ 642		$ 609		$ 587
Income taxes paid	26	[1]	20	[1]	47	[1]
Non-cash investing and financing activities:
Additions to fixed assets for accrued capital expenditures	292		393		44
Decrease to fixed assets for accrued grants and related tax impact	32		0		132
Decrease to notes receivable for equity conversion	63		56		0
(Increase)/decrease to treasury stock from the net impact of shares loaned to and returned by affiliates of CS	0		(160)		160
Income tax refunds received	8		14		3
4.00% Preferred Stock [Member]
Non-cash investing and financing activities:
Decrease to preferred stock from conversion to common stock	0		149		257
5.75% Preferred Stock [Member]
Non-cash investing and financing activities:
Decrease to preferred stock from conversion to common stock	$ 0		$ 0		$ 447

[1]	2011, 2010, and 2009 income taxes paid are net of $8 million, $14 million, and $3 million, respectively, of income tax refunds received.